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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835


                   	  Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                            Pioneer Value Fund
               Schedule of Investments  6/30/09 (unaudited)

 Shares                                                           Value
             COMMON STOCKS - 98.7 %
             Energy - 15.7 %
             Integrated Oil & Gas - 8.1 %
1,100,000    Chevron Corp.                                    $ 72,875,000
 725,600     Exxon Mobil Corp.                                  50,726,696
                                                              $123,601,696
             Oil & Gas Drilling - 1.1 %
 235,500     Transocean Ltd. *                                $ 17,495,295
             Oil & Gas Equipment And Services - 0.6 %
 409,500     Halliburton Co. *                                $  8,476,650
             Oil & Gas Exploration & Production - 5.1 %
 529,300     Apache Corp.                                     $ 38,188,995
 200,000     Devon Energy Corp.                                 10,900,000
 770,758     XTO Energy, Inc.                                   29,396,710
                                                              $ 78,485,705
             Oil & Gas Storage & Transportation - 0.8 %
1,253,800    EL Paso Corp. (b)                                $ 11,572,574
             Total Energy                                     $239,631,920
             Materials - 2.0 %
             Diversified Metals & Mining - 0.5 %
 150,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)   $  7,516,500
             Gold - 1.5 %
 304,400     Agnico Eagle Mines Ltd. (b)                      $ 15,974,912
 192,466     Newmont Mining Corp.                                7,866,085
                                                              $ 23,840,997
             Total Materials                                  $ 31,357,497
             Capital Goods - 6.5 %
             Aerospace & Defense - 2.9 %
 426,700     Northrop Grumman Corp. * (b)                     $ 19,491,656
 462,300     United Technologies Corp.                          24,021,108
                                                              $ 43,512,764
             Industrial Conglomerates - 2.8 %
 330,300     3M Co.                                           $ 19,851,030
2,000,000    General Electric Co.                               23,440,000
                                                              $ 43,291,030
             Trading Companies & Distributors - 0.8 %
 150,000     W.W. Grainger, Inc.                              $ 12,282,000
             Total Capital Goods                              $ 99,085,794
             Commercial Services & Supplies - 1.3 %
             Environmental & Facilities Services - 1.3 %
 720,166     Waste Management, Inc. * (b)                     $ 20,279,875
             Total Commercial Services & Supplies             $ 20,279,875
             Transportation - 1.3 %
             Railroads - 1.3 %
 512,003     Norfolk Southern Corp.                           $ 19,287,153
             Total Transportation                             $ 19,287,153
             Automobiles & Components - 0.7 %
             Auto Parts & Equipment - 0.4 %
 294,100     Johnson Controls, Inc.                           $  6,387,852
             Automobile Manufacturers - 0.3 %
 710,526     Ford Motor Corp. *                               $  4,312,893
             Total Automobiles & Components                   $ 10,700,745
             Consumer Durables & Apparel - 1.1 %
             Footwear - 0.6 %
 170,500     Nike, Inc.                                       $  8,828,490
             Homebuilding - 0.5 %
 925,800     Pulte Homes, Inc. * (b)                          $  8,174,814
             Total Consumer Durables & Apparel                $ 17,003,304
             Consumer Services - 0.5 %
             Restaurants - 0.5 %
 129,100     McDonald's Corp.                                 $  7,421,959
             Total Consumer Services                          $  7,421,959
             Media - 3.8 %
             Movies & Entertainment - 3.8 %
 880,900     The Walt Disney Co.                              $ 20,551,397
 600,000     Time Warner, Inc.                                  15,114,000
1,000,000    Viacom, Inc. (Class B) *                           22,700,000
                                                              $ 58,365,397
             Total Media                                      $ 58,365,397
             Retailing - 2.6 %
             Apparel Retail - 1.1 %
1,007,200    Gap, Inc.                                        $ 16,518,080
             Department Stores - 0.4 %
 205,800     J.C. Penney Co., Inc. (b)                        $  5,908,518
             Home Improvement Retail - 1.1 %
 750,000     Home Depot, Inc.                                 $ 17,722,500
             Total Retailing                                  $ 40,149,098
             Food & Drug Retailing - 3.9 %
             Drug Retail - 1.1 %
 492,600     CVS/Caremark Corp.                               $ 15,699,162
             Food Retail - 1.7 %
 623,070     Kroger Co.                                       $ 13,738,694
 615,000     Safeway, Inc.                                      12,527,550
                                                              $ 26,266,244
             Hypermarkets & Supercenters - 1.1 %
 350,000     Wal-Mart Stores, Inc.                            $ 16,954,000
             Total Food & Drug Retailing                      $ 58,919,406
             Food Beverage & Tobacco - 5.5 %
             Packaged Foods & Meats - 2.3 %
 300,000     General Mills, Inc.                              $ 16,806,000
 705,200     Kraft Foods, Inc.                                  17,869,768
                                                              $ 34,675,768
             Soft Drinks - 2.0 %
 455,800     Coca-Cola Co.                                    $ 21,873,842
 175,000     PepsiCo, Inc.                                       9,618,000
                                                              $ 31,491,842
             Tobacco - 1.2 %
 147,000     Lorillard, Inc.                                  $  9,962,190
 200,000     Philip Morris International, Inc.                   8,724,000
                                                              $ 18,686,190
             Total Food Beverage & Tobacco                    $ 84,853,800
             Household & Personal Products - 0.3 %
             Household Products - 0.3 %
  73,300     Colgate-Palmolive Co.                            $  5,185,242
             Total Household & Personal Products              $  5,185,242
             Health Care Equipment & Services - 3.8 %
             Health Care Distributors - 0.9 %
 445,107     Cardinal Health, Inc.                            $ 13,598,019
             Health Care Equipment - 1.1 %
 400,000     Medtronic, Inc. *                                $ 13,956,000
  71,900     Zimmer Holdings, Inc. *                             3,062,940
                                                              $ 17,018,940
             Managed Health Care - 1.8 %
 292,100     Aetna, Inc.                                      $  7,317,105
 415,400     CIGNA Corp.                                        10,006,986
 200,000     Wellpoint, Inc. * (b)                              10,178,000
                                                              $ 27,502,091
             Total Health Care Equipment & Services           $ 58,119,050
             Pharmaceuticals & Biotechnology - 12.0 %
             Biotechnology - 1.8 %
 523,700     Amgen, Inc. *                                    $ 27,724,678
             Life Sciences Tools & Services - 1.5 %
 561,900     Thermo Fisher Scientific, Inc. *                 $ 22,908,663
             Pharmaceuticals - 8.7 %
 211,800     Abbott Laboratories Ltd.                         $  9,963,072
 654,100     Bristol-Myers Squibb Co.                           13,284,771
 900,000     Johnson & Johnson                                  51,120,000
 800,000     Merck & Co., Inc. (b)                              22,368,000
2,465,900    Pfizer, Inc. (b)                                   36,988,500
                                                              $133,724,343
             Total Pharmaceuticals & Biotechnology            $184,357,684
             Banks - 4.7 %
             Diversified Banks - 2.9 %
1,797,200    Wells Fargo  & Co.                               $ 43,600,072
             Regional Banks - 1.2 %
 461,368     First Horizon National Corp. * (b)               $  5,536,418
 344,900     PNC Bank Corp.                                     13,385,569
                                                              $ 18,921,987
             Thrifts & Mortgage Finance - 0.6 %
 867,000     New York Community Bancorp, Inc. (b)             $  9,242,220
             Total Banks                                      $ 71,764,279
             Diversified Financials - 9.0 %
             Asset Management & Custody Banks - 3.3 %
 219,200     Franklin Resources, Inc.                         $ 15,784,592
 884,966     Invesco Ltd.                                       15,770,094
 619,100     The Bank of New York Mellon Corp.                  18,145,821
                                                              $ 49,700,507
             Diversified Finance Services - 2.7 %
 492,696     Bank of America Corp.                            $  6,503,587
1,000,000    J.P. Morgan Chase & Co.                            34,110,000
                                                              $ 40,613,587
             Investment Banking & Brokerage - 2.5 %
 185,000     Goldman Sachs Group, Inc.                        $ 27,276,400
 408,600     Morgan Stanley                                     11,649,186
                                                              $ 38,925,586
             Specialized Finance - 0.5 %
  25,000     CME Group Inc. (b)                               $  7,777,750
             Total Diversified Financials                     $137,017,430
             Insurance - 5.3 %
             Insurance Brokers - 0.2 %
 193,300     Marsh & McLennan Co., Inc.                       $  3,891,129
             Life & Health Insurance - 3.6 %
 188,000     Prudential Financial, Inc. *                     $  6,997,360
3,000,000    Unum Group                                         47,580,000
                                                              $ 54,577,360
             Property & Casualty Insurance - 1.5 %
 559,800     Chubb Corp.                                      $ 22,324,824
             Total Insurance                                  $ 80,793,313
             Real Estate - 0.5 %
             Office Real Estate Investment Trust - 0.5 %
 157,075     Boston Properties, Inc. (b)                      $  7,492,478
             Total Real Estate                                $  7,492,478
             Software & Services - 2.2 %
             Systems Software - 2.2 %
 794,000     Microsoft Corp.                                  $ 18,873,380
 669,700     Oracle Corp.                                       14,344,974
                                                              $ 33,218,354
             Total Software & Services                        $ 33,218,354
             Technology Hardware & Equipment - 2.7 %
             Communications Equipment - 1.5 %
1,250,000    Cisco Systems, Inc. * (b)                        $ 23,300,000
             Computer Hardware - 1.2 %
 250,000     Hewlett-Packard Co.                              $  9,662,500
  85,100     IBM Corp. *                                         8,886,142
                                                              $ 18,548,642
             Total Technology Hardware & Equipment            $ 41,848,642
             Semiconductors - 2.2 %
             Semiconductor Equipment - 0.7 %
1,000,000    Applied Materials, Inc.                          $ 10,970,000
             Semiconductors - 1.5 %
1,350,000    Intel Corp.                                      $ 22,342,500
             Total Semiconductors                             $ 33,312,500
             Telecommunication Services - 5.8 %
             Integrated Telecom Services - 5.8 %
1,309,000    AT&T Corp.                                       $ 32,515,560
1,844,000    Verizon Communications, Inc.                       56,666,120
                                                              $ 89,181,680
             Total Telecommunication Services                 $ 89,181,680
             Utilities - 5.3 %
             Electric Utilities - 2.5 %
 400,000     Edison International                             $ 12,584,000
 298,100     FirstEnergy Corp.                                  11,551,375
 457,800     Southern Co.                                       14,265,048
                                                              $ 38,400,423
             Gas Utilities - 0.7 %
 357,000     Questar Corp.                                    $ 11,088,420
             Multi-Utilities - 2.1 %
 250,000     NSTAR (b)                                        $  8,027,500
 302,100     Public Service Enterprise Group, Inc.               9,857,523
 271,500     Sempra Energy                                      13,474,545
                                                              $ 31,359,568
             Total Utilities                                  $ 80,848,411
             TOTAL COMMON STOCKS
             (Cost  $1,771,774,667)                           $1,510,195,011

Principal    TEMPORARY CASH INVESTMENTS - 4.9%                    Value
 Amount      Securities Lending Collateral  - 4.9% (c)
             Certificates of Deposit:
$1,663,402   Abbey National Plc, 1.27%, 8/13/09               $ 1,663,402
2,495,103    Royal Bank of Canada NY, 1.19%, 8/7/09             2,495,103
2,994,123    Svenska Bank NY, 1.48%, 7/8/09                     2,994,123
3,323,403    Cafco, 0.40%, 10/1/09                              3,323,403
2,326,951    Ciesco, 0.40%, 9/1/09                              2,326,951
2,494,947    Fasco, 0.25%, 7/10/09                              2,494,947
3,323,772    Kithaw, 0.40%, 9/21/09                             3,323,772
3,325,980    Merrill Lynch, 0.61%, 8/14/09                      3,325,980
3,326,804    CBA, 1.35%, 7/16/09                                3,326,804
3,326,804    Societe Generale, 1.06%, 9/4/09                    3,326,804
3,326,804    U.S. Bank NA, 0.76%, 8/24/09                       3,326,804
                                                              $31,928,093
             Commercial Paper:
3,326,804    Monumental Global Funding, Ltd., 1.28%, 8/17/09    3,326,804
1,663,402    CME Group, Inc., 1.21%, 8/6/09                     1,663,402
2,496,025    GE, 0.47%, 9/18/09                                 2,496,025
671,496      GE, 0.79%, 10/26/09                                  671,496
3,266,921    American Honda Finance Corp., 1.27%, 7/14/09       3,266,921
3,326,804    HSBC Bank, Inc., 1.31%, 8/14/09                    3,326,804
831,701      IBM, 0.88%, 9/25/09                                  831,701
2,994,120    New York Life Global, 0.75%, 9/4/09                2,994,120
                                                              $18,577,273
             Tri-party Repurchase Agreements:
9,315,050    Deutsche Bank, 0.08%, 7/1/09                     $ 9,315,050
11,091,330   Barclays Capital Markets, 0.01%, 7/1/09           11,091,330
                                                              $20,406,380
Shares
             Money Market Mutual Fund:
3,326,804    JPMorgan U.S. Government Money Market Fund       $ 3,326,804

             Total Securities Lending Collateral              $74,238,550
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $74,238,550)                              $74,238,550
             TOTAL INVESTMENT IN SECURITIES - 103.6%
             (Cost  $1,846,013,217) (a)                       $1,584,433,561
             OTHER ASSETS AND LIABILITIES - (3.6)%            $(54,422,414)
             TOTAL NET ASSETS - 100.0%                        $1,530,011,147

      *      Non-income producing security.

    (a) At June 30, 2009, the net unrealized loss on investments based on cost for federal incom

             Aggregate gross unrealized gain for all investment $      8,665,820

             Aggregate gross unrealized loss for all investment    (273,839,752)

             Net unrealized loss                                $ (265,173,932)

    (b)      At June 30, 2009, the following securities were out on loan:

 Shares                          Security                         Value
 144,500     Agnico Eagle Mines Ltd.                          $  7,583,360
  48,000     Boston Properties, Inc.                             2,289,600
  80,000     Cisco Systems, Inc. *                               1,491,200
   2,200     CME Group Inc.                                        684,442
 270,000     EL Paso Corp.                                       2,492,100
 447,700     First Horizon National Corp. *                      5,372,400
 136,700     J.C. Penney Co., Inc.                               3,924,657
 215,800     Merck & Co., Inc.                                   6,033,768
 843,100     New York Community Bancorp, Inc.                    9,012,739
  51,400     Northrop Grumman Corp. *                            2,347,952
  32,000     NSTAR                                               1,027,520
 190,000     Pfizer, Inc.                                        2,850,000
 630,200     Pulte Homes, Inc. *                                 7,154,066
 706,900     Waste Management, Inc. *                           19,906,304
   2,000     Wellpoint, Inc. *                                     101,780
                                                              $ 72,271,888

    (c) Securities lending collateral is managed by Credit Suisse, New York Branch.


             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

                 Level 1        Level 2  Level 3    Total
Common Stocks    1,510,195,011                      1,510,195,011
Temporary Cash Investments
                 3,326,804      70,911,746          74,238,550
Total            1,513,521,815  70,911,746    0     1,584,433,561


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.